Acquisition of Piranema Spirit - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Piranema Spirit [Member]	Nov. 30, 2011 Piranema Spirit [Member] Y
Business Acquisition [Line Items]
Percentage of shares acquired in Piranema production AS from Seven Marine ASA		49.00%			100.00%
Total purchase price paid in cash		$ 60,683	$ 107,051		$ 164,300
Issued common units					7.1
Maximum number of one-year extension options associated with long-term charter					11
Piranema revenue	926,137	873,501	840,663	4,800
Piranema contribution to net income	$ 123,015	$ (96,871)	$ 78,863	$ 1,500